Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 9.2	$ 7.5